Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate of Relevant Currencies - Previously Reported [Member]	Jun. 30, 2023	Jun. 30, 2022
Exchange rate [Member]
Schedule of Exchange Rate of Relevant Currencies [Line Items]
Exchange rate	0.663	0.6889
Average exchange rate [Member]
Schedule of Exchange Rate of Relevant Currencies [Line Items]
Exchange rate	0.6734	0.7258